Financial risk management objectives and policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in interest rate	0.50%	0.50%
Percentage decrease in interest rate	0.50%	0.50%
Euro (EUR), Algerian Dinar(DZD), West African CFA franc (XOF), Moroccan Dirham (DAD) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Kenyan Shilling (KES), Ghanaian Cedi (GHS), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Algerian Dinar (DZD), Ugandan Shilling (UGX), Moroccan Dirham (MAD), UAE Dirham (AED) and Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	5.00%
Percentage of reasonably possible decrease in risk assumption	5.00%
Bottom of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	5.00%
Percentage decrease in functional currency rate	5.00%
Bottom of Range | Euro (EUR), Algerian Dinar(DZD), West African CFA franc (XOF), Moroccan Dirham (DAD) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(2.60%)
Bottom of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(17.60%)
Bottom of Range | Algerian Dinar (DZD), Ugandan Shilling (UGX), Moroccan Dirham (MAD), UAE Dirham (AED) and Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(8.40%)
Bottom of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Egyptian Pound (EGP) and Nigerian Naira (NGN) To Euro (EUR)
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Actual valuation fluctuation	(22.50%)
Top of Range
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	10.00%
Percentage decrease in functional currency rate	10.00%
Top of Range | Euro (EUR), Algerian Dinar(DZD), West African CFA franc (XOF), Moroccan Dirham (DAD) and Ugandan Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	6.30%
Top of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Egyptian Pound (EGP) and Nigerian Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	72.50%
Top of Range | Algerian Dinar (DZD), Ugandan Shilling (UGX), Moroccan Dirham (MAD), UAE Dirham (AED) and Tunisian Dinar (TND)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	(3.70%)
Top of Range | Kenyan Shilling (KES), Ghanaian Cedi (GHS), Egyptian Pound (EGP) and Nigerian Naira (NGN) To Euro (EUR)
Disclosure of risk management strategy related to hedge accounting [line items]
Actual valuation fluctuation	62.30%